UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07774

                          Scudder Investment Portfolios
                          -----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder US Bond Index Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Principal
                                                                                                    Amount ($)     Value ($)
                                                                                                  --------------------------
Corporate Bonds 18.7%
Consumer Discretionary 1.9%
Albertson's, Inc.:
7.25%, 5/1/2013                                                                                       25,000         28,656
7.5%, 2/15/2011 (b)                                                                                   50,000         57,832
Comcast Cable Communications, Inc.:
6.2%, 11/15/2008 (b)                                                                                 100,000        108,062
6.875%, 6/15/2009                                                                                     60,000         66,688
8.375%, 3/15/2013                                                                                     90,000        108,989
Comcast Corp., 5.85%, 1/15/2010                                                                       25,000         26,607
Cox Communications, Inc., 7.875%, 8/15/2009                                                           50,000         55,789
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009                                                                                       150,000        168,835
8.0%, 6/15/2010 (b)                                                                                  150,000        174,397
Federated Department Stores, Inc., 7.45%, 7/15/2017                                                  300,000        352,243
Ford Motor Co.:
6.625%, 10/1/2028                                                                                     75,000         67,899
8.875%, 1/15/2022                                                                                    200,000        221,389
Fred Meyer, Inc., 7.45%, 3/1/2008                                                                     50,000         55,846
Gannett Co., Inc., 6.375%, 4/1/2012                                                                   50,000         55,902
General Motors Corp., 8.25%, 7/15/2023                                                                50,000         52,595
Gillette Co., 2.5%, 6/1/2008                                                                          50,000         48,753
Home Depot, Inc., 5.375%, 4/1/2006                                                                    25,000         25,973
Kimberly-Clark Corp., 5.625%, 2/15/2012                                                               50,000         53,991
Liberty Media Corp., 5.7%, 5/15/2013                                                                  70,000         69,204
News America Holdings, Inc. , 9.25%, 2/1/2013                                                        100,000        128,471
Northwest Airlines Corp., 8.072%, 4/1/2021                                                            22,317         24,519
Target Corp., 5.875%, 3/1/2012                                                                       200,000        217,705
TCI Communications, Inc., 7.125%, 2/15/2028                                                          100,000        108,973
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008                                                    100,000        110,990
Time Warner, Inc.:
6.125%, 4/15/2006                                                                                     50,000         52,274
6.625%, 5/15/2029                                                                                     10,000         10,313
6.875%, 5/1/2012                                                                                     100,000        111,568
6.95%, 1/15/2028                                                                                      30,000         32,013
7.7%, 5/1/2032                                                                                        25,000         29,070
Viacom, Inc., 7.7%, 7/30/2010                                                                        200,000        232,685
Walt Disney Co.:
6.2%, 6/20/2014                                                                                       75,000         81,548
6.75%, 3/30/2006                                                                                     100,000        105,397
                                                                                                               ------------
                                                                                                                  3,045,176

Consumer Staples 1.4%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014 (b)                                                 100,000        102,309
Bottling Group LLC, 5.0%, 11/15/2013 (b)                                                              50,000         51,397
Campbell Soup Co., 5.5%, 3/15/2007                                                                    20,000         21,017
Coca-Cola Co., 5.75%, 3/15/2011 (b)                                                                   25,000         27,224
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022                                                          250,000        330,030
ConAgra Foods, Inc., 7.125%, 10/1/2026                                                               100,000        117,345
Coors Brewing Co., 6.375%, 5/15/2012                                                                  10,000         11,031
Fortune Brands, Inc., 4.875%, 12/1/2013                                                               50,000         50,865
General Mills, Inc.:
5.125%, 2/15/2007                                                                                     10,000         10,415
6.0%, 2/15/2012                                                                                       75,000         80,784
H.J. Heinz Finance Co.:
6.0%, 3/15/2012                                                                                       25,000         27,277
6.625%, 7/15/2011                                                                                     25,000         28,162
Kellogg Co.:
6.0%, 4/1/2006                                                                                       200,000        209,119
6.6%, 4/1/2011                                                                                        50,000         56,301
Kraft Foods, Inc.:
5.25%, 6/1/2007                                                                                       20,000         20,931
5.625%, 11/1/2011                                                                                     50,000         52,813
6.25%, 6/1/2012                                                                                       40,000         43,701
Kroger Co.:
7.5%, 4/1/2031                                                                                        50,000         58,041
7.8%, 8/15/2007                                                                                       50,000         55,694
McDonald's Corp., 8.875%, 4/1/2011                                                                   300,000        370,961
Nabisco, Inc., 6.375%, 2/1/2005                                                                       75,000         75,771
Philip Morris Co., Inc., 6.375%, 2/1/2006                                                             50,000         51,662
Safeway, Inc.:
6.5%, 11/15/2008                                                                                      90,000         97,617
6.5%, 3/1/2011 (b)                                                                                    80,000         87,437
Unilever Capital Corp.:
6.875%, 11/1/2005                                                                                     50,000         52,265
7.125%, 11/1/2010                                                                                     50,000         57,896
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007                                                                                     20,000         20,622
6.875%, 8/10/2009                                                                                    100,000        113,411
                                                                                                               ------------
                                                                                                                  2,282,098

Energy 1.5%
Alabama Power Co.:
5.5%, 10/15/2017                                                                                     100,000        104,072
5.7%, 2/15/2033                                                                                       50,000         50,411
Amoco Co., 6.5%, 8/1/2007                                                                            250,000        272,291
Anadarko Petroleum Corp., 7.5%, 10/15/2026                                                            60,000         71,333
Burlington Resources, Inc., 7.375%, 3/1/2029                                                          50,000         59,180
ChevronTexaco Capital Co., 3.5%, 9/17/2007                                                            20,000         20,187
Conoco Funding Co., 6.35%, 10/15/2011                                                                200,000        223,046
Conoco, Inc., 6.95%, 4/15/2029                                                                       150,000        173,071
Devon Financing Corp., 6.875%, 9/30/2011                                                             100,000        112,827
Duke Capital Corp., 7.5%, 10/1/2009                                                                  150,000        170,910
Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                           25,000         28,244
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011                                                    60,000         66,834
Lasmo USA, Inc., 7.5%, 6/30/2006                                                                     100,000        107,807
Marathon Oil Corp., 5.375%, 6/1/2007                                                                  50,000         52,446
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008                                                                                       75,000         73,823
5.875%, 10/1/2012                                                                                     25,000         26,394
Occidental Petroleum Corp., 7.375%, 11/15/2008                                                       100,000        113,585
Pemex Project Funding Master Trust:
7.375%, 12/15/2014                                                                                   100,000        109,000
7.875%, 2/1/2009                                                                                      50,000         55,750
9.125%, 10/13/2010                                                                                   150,000        178,500
Phillips Petroleum Co., 8.75%, 5/25/2010                                                              50,000         61,521
PPL Energy Supply LLC, 6.4%, 11/1/2011                                                                25,000         27,360
Tosco Corp., 7.625%, 5/15/2006                                                                        50,000         53,503
Transocean Sedco Forex, Inc., 6.625%, 4/15/2011                                                       50,000         55,834
Valero Energy Corp., 6.125%, 4/15/2007                                                                25,000         26,579
                                                                                                               ------------
                                                                                                                  2,294,508

Financials 8.7%
ABN Amro Bank NV, 7.125%, 6/18/2007 (b)                                                              540,000        592,755
Allstate Corp., 7.2%, 12/1/2009                                                                      100,000        114,905
American Express Co., 6.875%, 11/1/2005                                                               50,000         52,228
American Express Credit Corp., 3.0%, 5/16/2008                                                        50,000         49,145
American General Finance Corp.:
Series I, 3.875%, 10/1/2009                                                                          100,000         99,127
5.75%, 3/15/2007                                                                                      75,000         79,249
American International Group, Inc.:
2.875%, 5/15/2008                                                                                     50,000         48,754
4.25%, 5/15/2013                                                                                     100,000         96,393
Assurant, Inc., 5.625%, 2/15/2014                                                                     25,000         25,653
Avalonbay Communities, 6.125%, 11/1/2012 (b)                                                          30,000         32,350
AXA Financial, Inc., 7.75%, 8/1/2010                                                                 100,000        117,254
Bank of America Corp.:
4.875%, 1/15/2013                                                                                    200,000        202,881
5.125%, 11/15/2014 (b)                                                                               100,000        102,042
5.875%, 2/15/2009                                                                                     50,000         54,132
6.5%, 3/15/2006                                                                                      100,000        105,248
7.125%, 5/1/2006                                                                                     200,000        213,216
Bank of New York Co., Inc.:
5.2%, 7/1/2007                                                                                        25,000         26,247
7.3%, 12/1/2009                                                                                       65,000         74,875
Bank One Corp.:
5.5%, 3/26/2007                                                                                       20,000         21,089
6.5%, 2/1/2006                                                                                        50,000         52,432
7.875%, 8/1/2010                                                                                      50,000         59,016
Bear Stearns Companies, Inc.:
4.0%, 1/31/2008                                                                                      150,000        152,059
5.7%, 11/15/2014                                                                                     150,000        157,804
Boeing Capital Corp.:
5.75%, 2/15/2007 (b)                                                                                 100,000        105,908
6.1%, 3/1/2011 (b)                                                                                   110,000        120,478
6.35%, 11/15/2007                                                                                     50,000         54,126
Boston Properties, Inc., 6.25%, 1/15/2013                                                             25,000         26,973
Charter One Bank Financial, Inc., 6.375%, 5/15/2012                                                   10,000         11,076
Chubb Corp., 6.0%, 11/15/2011                                                                         10,000         10,810
CIT Group, Inc., 3.875%, 11/3/2008                                                                   125,000        125,034
Citigroup, Inc.:
5.875%, 2/22/2033                                                                                    100,000         99,650
6.0%, 10/31/2033                                                                                     200,000        202,754
6.5%, 2/7/2006                                                                                        75,000         78,575
6.5%, 1/18/2011                                                                                      150,000        168,286
6.625%, 6/15/2032                                                                                     50,000         54,765
6.75%, 12/1/2005                                                                                     150,000        157,080
7.25%, 10/1/2010                                                                                      50,000         58,693
8.625%, 2/1/2007                                                                                     200,000        224,039
Countrywide Home Loans, Inc., 4.0%, 3/22/2011                                                        100,000         97,116
Credit Suisse First Boston USA, Inc.:
5.125%, 1/15/2014 (b)                                                                                100,000        101,086
6.125%, 11/15/2011                                                                                   100,000        108,949
6.5%, 1/15/2012                                                                                      100,000        111,091
EOP Operating LP:
7.0%, 7/15/2011                                                                                      100,000        112,341
7.75%, 11/15/2007                                                                                     45,000         50,248
First Chicago NBD Corp., 7.125%, 5/15/2007                                                           200,000        219,172
FleetBoston Financial Corp., 7.375%, 12/1/2009                                                        65,000         74,762
Ford Motor Credit Co.:
6.875%, 2/1/2006                                                                                      50,000         52,321
7.0%, 10/1/2013 (b)                                                                                  100,000        105,729
7.25%, 10/25/2011                                                                                    275,000        297,588
7.375%, 10/28/2009                                                                                   150,000        164,300
Fund American Co., Inc., 5.875%, 5/15/2013                                                            50,000         51,046
General Electric Capital Corp.:
4.625%, 9/15/2009                                                                                     63,000         65,192
5.0%, 2/15/2007                                                                                       40,000         41,697
5.45%, 1/15/2013 (b)                                                                                 200,000        211,888
6.0% , 6/15/2012                                                                                     400,000        439,460
6.75%, 3/15/2032                                                                                      50,000         57,545
6.875%, 11/15/2010 (b)                                                                                50,000         56,842
General Motors Acceptance Corp.:
6.125%, 9/15/2006                                                                                     50,000         52,271
6.75%, 1/15/2006                                                                                     100,000        104,309
6.875%, 8/28/2012                                                                                    150,000        155,867
7.25%, 3/2/2011                                                                                      225,000        240,233
8.0%, 11/1/2031                                                                                       75,000         77,624
8.8%, 3/1/2021                                                                                       200,000        219,091
Goldman Sachs Group, Inc.:
5.15%, 1/15/2014                                                                                     100,000        100,606
5.25%, 4/1/2013                                                                                       50,000         50,890
5.5%, 11/15/2014                                                                                     100,000        103,133
6.6%, 1/15/2012                                                                                       50,000         55,838
6.65%, 5/15/2009                                                                                      15,000         16,704
6.875%, 1/15/2011                                                                                    100,000        112,930
7.35%, 10/1/2009                                                                                      50,000         57,360
Heller Financial, Inc., 6.375%, 3/15/2006                                                             75,000         78,747
Household Finance Corp.:
4.75%, 7/15/2013                                                                                     100,000         99,009
6.375%, 10/15/2011                                                                                    50,000         55,110
6.4%, 6/17/2008                                                                                      100,000        109,112
6.5%, 1/24/2006                                                                                       50,000         52,417
6.75%, 5/15/2011                                                                                      25,000         28,139
7.0%, 5/15/2012                                                                                      100,000        114,444
8.0%, 7/15/2010                                                                                      150,000        177,297
International Lease Finance Corp.:
3.5%, 4/1/2009                                                                                        25,000         24,470
5.625%, 6/1/2007                                                                                      10,000         10,564
5.7%, 7/3/2006                                                                                        50,000         52,392
John Deere Capital Corp.:
6.0%, 2/15/2009                                                                                       35,000         38,048
7.0%, 3/15/2012                                                                                      100,000        115,614
John Hancock Financial Services, Inc., 5.625%, 12/1/2008                                              25,000         26,676
JPMorgan Chase & Co.:
6.375%, 4/1/2008                                                                                     100,000        109,430
6.75%, 2/1/2011 (b)                                                                                  100,000        112,506
7.125%, 6/15/2009                                                                                    300,000        338,186
KeyCorp, 7.5%, 6/15/2006                                                                             100,000        107,753
KFW International Finance, Inc.:
5.25%, 6/28/2006                                                                                      75,000         78,356
7.0%, 3/1/2013                                                                                       275,000        322,240
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008                                                                                        50,000         49,602
4.0%, 1/22/2008                                                                                       50,000         50,789
6.25%, 5/15/2006                                                                                      50,000         52,618
7.0%, 2/1/2008                                                                                        50,000         55,179
8.25%, 6/15/2007                                                                                      50,000         56,367
MBIA, Inc., 9.375%, 2/15/2011                                                                        125,000        160,787
MBNA America Bank NA, 4.625%, 8/3/2009                                                                50,000         51,085
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014                                                                                        25,000         25,035
6.0%, 2/17/2009                                                                                      250,000        270,672
MetLife, Inc., 6.125%, 12/1/2011                                                                      25,000         27,321
Morgan Stanley Dean Witter & Co.:
4.75%, 4/1/2014                                                                                      325,000        314,625
5.3%, 3/1/2013                                                                                       100,000        102,493
6.1%, 4/15/2006                                                                                      150,000        157,110
6.6%, 4/1/2012                                                                                        50,000         55,755
National Rural Utilities Cooperative Finance Corp., 5.75%, 11/1/2008                                 100,000        106,862
Nationwide Financial Services, 5.9%, 7/1/2012                                                         25,000         26,787
NiSource Finance Corp., 7.625%, 11/15/2005                                                            25,000         26,270
PNC Funding Corp., 6.875%, 7/15/2007                                                                 300,000        327,396
Principal Life Income Fundings, 5.1%, 4/15/2014                                                       25,000         25,320
ProLogis:
5.5%, 3/1/2013 (b)                                                                                    20,000         20,706
7.1%, 4/15/2008                                                                                       10,000         11,070
Protective Life Secured Trs Secured, 4.0%, 4/1/2011                                                   25,000         24,427
Sanwa Bank Ltd., 7.4%, 6/15/2011                                                                      10,000         11,512
Simon Property Group LP, 6.35%, 8/28/2012                                                            100,000        108,661
SLM Corp., 4.0%, 1/15/2009                                                                           150,000        150,341
Swiss Bank Corp., 7.0%, 10/15/2015                                                                   100,000        117,245
Toyota Motor Credit Corp.:
5.5%, 12/15/2008                                                                                      30,000         32,098
5.65%, 1/15/2007                                                                                      25,000         26,339
US Bancorp.:
Series N, 3.95%, 8/23/2007                                                                            20,000         20,311
5.1%, 7/15/2007                                                                                       20,000         20,916
US Bank National Association, 6.3%, 2/4/2014                                                         100,000        111,109
Verizon Global Funding Corp.:
6.75%, 12/1/2005                                                                                     150,000        157,027
7.25%, 12/1/2010                                                                                     150,000        172,953
7.75%, 12/1/2030                                                                                      50,000         59,881
Wachovia Corp.:
4.875%, 2/15/2014                                                                                     50,000         49,830
5.0%, 8/15/2015 (b)                                                                                  200,000        201,154
7.5%, 7/15/2006                                                                                      100,000        108,174
Washington Mutual, Inc., 4.375%, 1/15/2008                                                           150,000        153,546
Wells Fargo & Co.:
4.95%, 10/16/2013                                                                                     50,000         50,790
6.45%, 2/1/2011                                                                                       75,000         84,097
7.55% , 6/21/2010                                                                                    200,000        234,404
Wells Fargo Financial, Inc., 5.5%, 8/1/2012                                                          100,000        106,140
                                                                                                               ------------
                                                                                                                 13,817,644

Health Care 0.6%
Aetna, Inc., 7.125%, 8/15/2006                                                                        50,000         53,601
Bristol-Myers Squibb Co., 5.75%, 10/1/2011                                                           150,000        160,855
Merck & Co, Inc., 6.4%, 3/1/2028                                                                     500,000        552,482
Schering-Plough Corp.:
5.3%, 12/1/2013                                                                                       50,000         51,744
6.5%, 12/1/2033                                                                                       25,000         27,069
UnitedHealth Group, Inc., 4.875%, 4/1/2013                                                            25,000         25,321
Wyeth, 4.375%, 3/1/2008                                                                              100,000        101,185
                                                                                                               ------------
                                                                                                                    972,257

Industrials 1.2%
Burlington North Santa Fe, 5.9%, 7/1/2012                                                            100,000        107,633
Caterpillar, Inc.:
7.3%, 5/1/2031 (b)                                                                                    70,000         86,235
9.0%, 4/15/2006                                                                                       50,000         54,592
Cendant Corp., 6.25%, 1/15/2008                                                                       25,000         26,949
CRH America, Inc., 5.3%, 10/15/2013                                                                  100,000        102,962
CSX Corp., 7.45%, 5/1/2007                                                                           115,000        125,870
Delphi Auto Systems Corp., 6.55%, 6/15/2006                                                           50,000         52,314
Delphi Corp., 7.125%, 5/1/2029                                                                         5,000          4,934
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                                         50,000         50,764
FedEx Corp., 9.65%, 6/15/2012                                                                         50,000         65,199
Honeywell International, Inc.:
6.875%, 10/3/2005                                                                                     50,000         52,015
7.5%, 3/1/2010                                                                                        25,000         29,139
Lockheed Martin Corp., 8.2%, 12/1/2009                                                               100,000        118,996
Norfolk Southern Corp.:
6.2%, 4/15/2009                                                                                       50,000         54,534
7.8%, 5/15/2027                                                                                      100,000        122,305
Northrop Grumman Corp, 7.125%, 2/15/2011                                                             200,000        229,893
Raytheon Co., 6.75%, 8/15/2007                                                                       200,000        218,744
Republic Services, Inc., 7.125%, 5/15/2009                                                            10,000         11,272
Union Pacific Corp.:
6.4%, 2/1/2006                                                                                        80,000         83,454
6.65%, 1/15/2011                                                                                      50,000         55,575
6.79%, 11/9/2007                                                                                      16,000         17,428
United Technologies Corp.:
6.1%, 5/15/2012                                                                                       50,000         55,130
7.0%, 9/15/2006                                                                                       50,000         53,482
7.125%, 11/15/2010                                                                                    50,000         57,804
Waste Management, Inc.:
6.5%, 11/15/2008                                                                                      50,000         54,812
7.0%, 7/15/2028                                                                                       50,000         55,334
                                                                                                               ------------
                                                                                                                  1,947,369

Information Technology 0.3%
Hewlett-Packard Co., 5.75%, 12/15/2006                                                                20,000         21,097
International Business Machines Corp.:
4.75%, 11/29/2012                                                                                    100,000        101,412
6.5%, 1/15/2028                                                                                      100,000        111,059
Motorola, Inc., 7.625%, 11/15/2010                                                                    50,000         58,511
Scana Corp.:
6.25%, 2/1/2012                                                                                       60,000         65,821
6.875%, 5/15/2011 (b)                                                                                 25,000         28,409
                                                                                                               ------------
                                                                                                                    386,309

Materials 0.6%
Alcoa, Inc.:
6.0%, 1/15/2012                                                                                       25,000         27,360
7.375%, 8/1/2010 (b)                                                                                 100,000        116,604
Dow Chemical Co., 6.0%, 10/1/2012 (b)                                                                100,000        108,022
E.I. du Pont de Nemours, 6.875%, 10/15/2009                                                          150,000        170,204
International Flavors & Fragrance, Inc., 6.45%, 5/15/2006                                             10,000         10,524
International Paper Co.:
5.85%, 10/30/2012                                                                                    100,000        105,651
6.75%, 9/1/2011                                                                                       40,000         44,573
Meadwestvaco Corp., 6.85%, 4/1/2012                                                                   70,000         77,976
Praxair, Inc., 3.95%, 6/1/2013 (b)                                                                    50,000         47,630
Weyerhaeuser Co., 6.75%, 3/15/2012                                                                   150,000        168,208
                                                                                                               ------------
                                                                                                                    876,752

Telecommunication Services 1.0%
AT&T Wireless Services, Inc.:
7.35%, 3/1/2006                                                                                       25,000         26,548
7.875%, 3/1/2011                                                                                     200,000        236,958
8.125%, 5/1/2012 (b)                                                                                  35,000         42,291
BellSouth Capital Funding, 7.75%, 2/15/2010                                                          100,000        116,469
BellSouth Corp.:
5.2%, 9/15/2014                                                                                       50,000         50,466
6.0%, 10/15/2011                                                                                     100,000        108,894
Cingular Wireless, 6.5%, 12/15/2011                                                                   75,000         83,521
Clear Channel Communications, Inc.:
4.4%, 5/15/2011                                                                                       50,000         48,275
7.65%, 9/15/2010                                                                                      50,000         57,056
GTE North, Inc., 5.65%, 11/15/2008                                                                   100,000        106,076
SBC Communications, Inc.:
5.875%, 8/15/2012                                                                                    150,000        160,355
6.25%, 3/15/2011 (b)                                                                                  50,000         54,849
Sprint Capital Corp.:
6.875%, 11/15/2028                                                                                   120,000        125,867
8.375%, 3/15/2012                                                                                    175,000        211,949
Verizon New York, Inc., Series A, 6.875%, 4/1/2012                                                    25,000         27,801
Verizon Virginia, Inc., 4.625%, 3/15/2013                                                            100,000         97,648
Verizon Wireless, Inc., 5.375%, 12/15/2006                                                            50,000         52,338
                                                                                                               ------------
                                                                                                                  1,607,361

Utilities 1.5%
American Electric Power Co., Inc.:
5.25%, 6/1/2015                                                                                      100,000        100,406
6.125%, 5/15/2006                                                                                     45,000         47,177
Arizona Public Service, 6.5%, 3/1/2012                                                                25,000         27,754
Boston Edison Co., 4.875%, 4/15/2014                                                                  25,000         25,392
Columbia Energy Group, 7.62%, 11/28/2025                                                              25,000         26,599
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013                                           50,000         50,804
Consolidated Natural Gas Corp., 6.625%, 12/1/2008                                                    200,000        219,342
Constellation Energy Group, Inc., 7.0%, 4/1/2012                                                      25,000         28,310
Dominion Resources, Inc., 8.125%, 6/15/2010                                                           90,000        106,641
DTE Energy Co.:
6.45%, 6/1/2006                                                                                       40,000         42,062
7.05%, 6/1/2011                                                                                       50,000         56,435
Exelon Corp., 6.75%, 5/1/2011                                                                         50,000         55,828
FPL Group Capital, Inc., 7.625%, 9/15/2006                                                            50,000         54,212
General Electric Co., 5.0%, 2/1/2013                                                                 300,000        308,532
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                                              25,000         26,415
KeySpan Corp.:
6.15%, 6/1/2006                                                                                       50,000         52,478
7.875%, 2/1/2010                                                                                      25,000         29,420
8.0%, 11/15/2030                                                                                      50,000         64,935
Kinder Morgan, Inc., 6.5%, 9/1/2012                                                                   50,000         54,977
National Rural Utilities, 8.0%, 3/1/2032                                                             100,000        129,159
Niagara Mohawk Power Corp., 7.75%, 5/15/2006                                                          85,000         91,213
Potomac Electic Power, 6.25%, 10/15/2007                                                             100,000        107,539
PP&L Capital Funding, Inc., 8.375%, 6/15/2007                                                         25,000         27,781
Progress Energy, Inc.:
5.85%, 10/30/2008                                                                                     25,000         26,604
6.75%, 3/1/2006                                                                                       50,000         52,508
6.85%, 4/15/2012                                                                                      35,000         39,092
7.1%, 3/1/2011                                                                                        90,000        101,616
PSE&G Power LLC, 7.75%, 4/15/2011                                                                     70,000         81,501
PSI Energy, Inc., 5.0%, 9/15/2013                                                                     50,000         50,145
Public Service Co. of Colorado, 4.875%, 3/1/2013                                                      75,000         76,322
Sempra Energy, 7.95%, 3/1/2010                                                                        25,000         29,335
Southern California Edison Co., 6.0%, 1/15/2034                                                       50,000         51,966
Virginia Electric and Power Co.:
5.75%, 3/31/2006                                                                                      25,000         26,009
7.625%, 7/1/2007                                                                                     100,000        110,820
Wisconsin Energy Corp., 6.5%, 4/1/2011                                                                50,000         55,369
                                                                                                               ------------
                                                                                                                  2,434,698

                                                                                                               ------------
Total Corporate Bonds (Cost $28,052,307)                                                                         29,664,172

Foreign Bonds - US$ Denominated 4.2%
Abbey National PLC, 6.69%, 10/17/2005                                                                 50,000         51,896
Alberta Energy Co., Ltd., 7.65%, 9/15/2010                                                            10,000         11,732
Alcan, Inc.:
4.5%, 5/15/2013                                                                                      100,000         98,315
4.875%, 9/15/2012                                                                                     10,000         10,158
5.2%, 1/15/2014                                                                                       25,000         25,664
Apache Finance Canada, 7.75%, 12/15/2029                                                              25,000         31,966
AXA, 8.6%, 12/15/2030                                                                                 50,000         64,721
Barclays Bank PLC, 7.4%, 12/15/2009                                                                   60,000         69,409
British Gas Finance, Inc., 6.625%, 6/1/2018                                                          100,000        113,600
British Telecommunications PLC:
7.875%, 12/15/2005                                                                                    50,000         52,961
8.375%, 12/15/2010                                                                                    50,000         60,293
8.875%, 12/15/2030                                                                                    70,000         91,959
Canadian Government, 5.25%, 11/5/2008                                                                100,000        106,995
Canadian National Railways, 4.4%, 3/15/2013                                                           50,000         48,729
Canadian National Resources, 5.45%, 10/1/2012                                                         25,000         26,086
Corp. Andina De Fomento:
5.2% , 5/21/2013                                                                                      25,000         25,488
6.875%, 3/15/2012                                                                                     10,000         11,246
Deutsche Telekom International Finance BV, 8.0%, 6/15/2010                                           150,000        179,788
Dow Capital BV, 9.2%, 6/1/2010                                                                        50,000         61,184
EnCana Corp., 4.75%, 10/15/2013                                                                       50,000         49,461
European Investment Bank:
3.0%, 6/16/2008                                                                                      100,000         99,710
4.625%, 3/1/2007                                                                                     400,000        414,833
France Telecom SA:
7.95%, 3/1/2006                                                                                       75,000         80,118
8.5%, 3/1/2011                                                                                        75,000         89,781
9.25%, 3/1/2031                                                                                       75,000         99,439
Government of Malaysia, 8.75%, 6/1/2009                                                               10,000         11,980
HSBC Holding PLC, 7.5%, 7/15/2009                                                                    150,000        172,726
Hydro-Quebec, Series HY, 8.4%, 1/15/2022                                                             100,000        135,605
Inter-American Development Bank, 6.625%, 3/7/2007 (b)                                                300,000        325,510
Kingdom of Sweden, 12.0%, 2/1/2010                                                                   220,000        300,195
Koninklijke KPN NV:
8.0%, 10/1/2010 (b)                                                                                   25,000         29,729
8.375%, 10/1/2030                                                                                     50,000         64,569
Korea Development Bank, 5.25%, 11/16/2006                                                             50,000         52,031
National Australia Bank Ltd., 8.6%, 5/19/2010                                                         50,000         60,072
National Westminster Bank, 7.375%, 10/1/2009                                                          50,000         57,781
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008                                                   10,000         10,790
Ontario Electricity Financial Corp., 6.1%, 1/30/2008                                                  35,000         37,976
Potash Corp., 7.125%, 6/15/2007                                                                      300,000        328,212
Province of British Columbia, 5.375%, 10/29/2008                                                      50,000         53,504
Province of Manitoba, 5.5%, 10/1/2008 (b)                                                            200,000        214,232
Province of Nova Scotia, 5.75%, 2/27/2012                                                             50,000         54,618
Province of Ontario, 4.375%, 2/15/2013                                                               100,000         99,690
Province of Quebec:
5.75%, 2/15/2009                                                                                      50,000         54,049
7.0%, 1/30/2007                                                                                      200,000        217,695
Republic of Chile, 6.875%, 4/28/2009 (b)                                                              10,000         11,200
Republic of Finland, 5.875%, 2/27/2006                                                               200,000        209,295
Republic of Italy:
3.625%, 9/14/2007                                                                                     20,000         20,209
6.0%, 2/22/2011                                                                                      225,000        247,848
6.875%, 9/27/2023                                                                                    200,000        236,845
Republic of Korea, 8.875%, 4/15/2008                                                                  50,000         58,625
Royal Bank of Scotland Group PLC, 7.648%*, 8/31/2049                                                  50,000         59,644
Santander Central Hispano, 7.625%, 9/14/2010                                                          50,000         58,704
Santander Financial Issuances, 7.0%, 4/1/2006                                                         20,000         21,238
Swedish Export Credit Corp., 2.875%, 1/26/2007                                                        25,000         24,893
Telefonica Europe BV, 7.75%, 9/15/2010                                                               125,000        147,298
The International Bank for Reconstruction & Development:
4.375%, 9/28/2006 (b)                                                                                250,000        257,592
8.625%, 10/15/2016                                                                                   100,000        135,318
Tyco International Group SA:
6.0%, 11/15/2013                                                                                      20,000         21,585
6.375%, 10/15/2011                                                                                    40,000         44,237
United Mexican States:
4.625%, 10/8/2008                                                                                     25,000         25,250
6.375%, 1/16/2013                                                                                    250,000        263,250
8.375%, 1/14/2011 (b)                                                                                 50,000         58,625
8.625%, 3/12/2008 (b)                                                                                 40,000         45,800
9.875%, 1/15/2007 (b)                                                                                100,000        113,750
9.875%, 2/1/2010 (b)                                                                                 190,000        234,270
United Utilities PLC, 5.375%, 2/1/2019                                                                30,000         29,515
Vodafone Group PLC:
5.0%, 12/16/2013                                                                                     100,000        101,325
7.75%, 2/15/2010                                                                                      50,000         58,653
                                                                                                               ------------
Total Foreign Bonds - US$ Denominated (Cost $6,257,859)                                                           6,741,465

Asset Backed 1.6%
Automobile Receivables 0.2%
Honda Auto Receivables Owner Trust:
"A3", Series 2004-2, 3.3%, 6/16/2008                                                                 100,000        100,717
"A4", Series 2004-2, 3.81%, 10/15/2009                                                               100,000        101,317
Nissan Auto Receivables Own Trust, "A3", Series 2004-B, 3.35%, 5/15/2008                             100,000        100,783
WFS Financial Owner Trust, "A3", Series 2004-2, 2.85%, 9/22/2008                                     100,000        100,024
                                                                                                               ------------
                                                                                                                    402,841

Credit Card Receivables 0.8%
Chemical Master Credit Card Trust, "A", Series 1996-3, 7.09%, 2/15/2009                              200,000        213,997
Citibank Credit Card Master Trust I:
"A", Series 1999-2, 5.875%, 3/10/2011                                                                100,000        108,752
"A", Series 1999-7, 6.65%, 11/15/2006                                                                250,000        251,518
Discover Card Master Trust I, "A", Series 2002-2, 5.15%, 10/15/2009                                  200,000        209,887
Fleet Credit Card Master Trust II, "A", Series 1999-C, 6.9%, 4/16/2007                                40,000         40,080
MBNA Credit Card Master Note Trust, "A", Series 1999-J, 7.0%, 2/15/2012                              200,000        227,896
MBNA Master Credit Card Trust USA:
"A", Series 1999-B, 5.9% , 8/15/2011                                                                  50,000         54,500
"A", Series 1999-M, 6.6%, 4/16/2007                                                                  150,000        150,898
                                                                                                               ------------
                                                                                                                  1,257,528

Home Equity Loans 0.2%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 5/25/2031                                 100,000        101,577
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034                     100,000         97,372
Residential Asset Securities Corp., "AI3", Series 2004-KS6, 4.16%*, 7/25/2030                        100,000        100,455
                                                                                                               ------------
                                                                                                                    299,404

Miscellaneous 0.4%
Detroit Edison Securitization, "A3", Series 2001-1, 5.875%, 3/1/2010                                 100,000        105,999
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015                   100,000        103,675
PECO Energy Transition Trust:
"A6", Series 1999-A, 6.05%, 3/1/2009                                                                  50,000         52,661
"A7", Series 1999-A, 6.13%, 3/1/2009                                                                  50,000         54,210
West Penn Funding LLC, "A4", Series 1999-A, 6.98%, 12/26/2008                                        250,000        275,537
                                                                                                               ------------
                                                                                                                    592,082

                                                                                                               ------------
Total Asset Backed (Cost $2,442,636)                                                                              2,551,855

US Government Agency Sponsored Pass-Throughs 30.6%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2018 (e)                                                                                 2,000,000      1,991,876
5.0% with various maturities from 12/1/2017 until 7/1/2033 (e)                                     6,734,759      6,717,030
5.5% with various maturities from 11/1/2013 until 5/1/2033 (e)                                     2,076,518      2,106,292
6.0%, 12/1/2032 (e)                                                                                1,000,000      1,032,500
6.5% with various maturities from 12/1/2014 until 12/1/2029 (e)                                    2,095,470      2,198,594
7.0% with various maturities from 12/1/2024 until 12/1/2026                                          184,925        197,439
7.5% with various maturities from 5/1/2024 until 10/1/2030                                            68,543         73,760
Federal National Mortgage Association:
4.5%, 7/1/2018 (e)                                                                                 4,000,000      3,985,000
5.0% with various maturities from 1/1/2018 until 1/1/2034 (e)                                      6,485,896      6,537,731
5.5% with various maturities from 2/1/2017 until 4/1/2033 (e)                                     10,000,000     10,151,250
6.0% with various maturities from 10/1/2009 until 7/1/2029 (e)                                     6,422,925      6,659,381
6.5% with various maturities from 1/1/2018 until 7/1/2030 (e)                                      3,115,932      3,279,432
7.0% with various maturities from 6/1/2012 until 12/1/2033                                         2,987,536      3,169,672
7.5% with various maturities from 1/1/2024 until 4/1/2028                                             78,525         84,390
8.0% with various maturities from 12/1/2021 until 11/1/2031                                          187,751        204,462
8.5% with various maturities from 12/1/2025 until 8/1/2031                                            74,539         81,468
                                                                                                               ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $47,867,721)                                            48,470,277

Commercial and Non-Agency Mortgage-Backed Securities 2.7%
Banc of America Commercial Mortgage, Inc., "A4", Series 2004-1, 4.76%, 11/10/2039                    200,000        200,672
Bear Stearns Commercial Mortgage Securities:
"A2", Series 1999-WF2, 7.08%, 7/15/2031                                                              400,000        448,885
"A1", Series 2000-WF2, 7.11%, 10/15/2032                                                             360,888        392,635
"A2", Series 2000-WF8, 7.78%, 2/15/2032                                                              150,000        172,544
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030                         100,000        108,994
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035                                                            215,000        214,914
"A3", Series 2001-CF2, 6.238%, 2/15/2034                                                             250,000        268,900
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031                              100,000        108,618
First Union National Bank Commercial Mortgage, "A1", Series 1999-C4, 7.184%, 12/15/2031               42,558         45,310
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035                 100,000        108,670
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037                        337,000        349,500
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040                   200,000        204,539
GS Mortgage Securities Corp., "A6", Series 2004-GG2, 5.369%, 8/10/2038                               100,000        104,829
JPMorgan Chase Commercial Mortgage Securities, "A2", Series 2002-CIB5, 5.161%, 10/12/2037            200,000        209,132
LB Commercial Conduit Mortgage Trust:
"A2", Series 1999-C1, 6.78%, 6/15/2031                                                               150,000        166,354
"A1", Series 1999-C2, 7.105%, 10/15/2032                                                              89,356         94,506
LB-UBS Commercial Mortgage Trust:
"A2", Series 2002-C1, 5.969%, 3/15/2026                                                              100,000        107,086
"A4", Series 2002-C1, 6.462%, 3/15/2031                                                              200,000        224,819
"A2", Series 2001-C2, 6.653%, 11/15/2027                                                             100,000        112,832
Morgan Stanley Capital, "A1", Series 1998-WF2, 6.34%, 7/15/2030                                       48,928         50,284
Morgan Stanley Dean Witter Capital I:
"A2", Series 2002-TOP7, 5.98%, 1/15/2039                                                             185,000        202,470
"A2", Series 1999-LIFE, 7.11%, 4/15/2033                                                             100,000        112,809
Nomura Asset Securities Corp., "A1B", Series 1998-D6, 6.59%, 3/15/2030                               100,000        109,566
Wachovia Bank Commercial Mortgage Trust, "A3", Series 2003-C9, 4.608%, 12/15/2035                    100,000        101,573
                                                                                                               ------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $3,929,986)                                      4,220,441

Municipal Investments 0.1%
Illinois, State GO, Taxable Pension, 5.1%, 6/1/2033                                                   75,000         71,198
Oregon, State GO, 5.892%, 6/1/2027                                                                    25,000         26,561
                                                                                                               ------------
Total Municipal Investments (Cost $94,314)                                                                           97,759

Government National Mortgage Association 3.6%
Government National Mortgage Association:
5.0%, 12/1/2031(e)                                                                                 1,000,000        994,375
5.5%, 12/1/2032 (e)                                                                                2,000,000      2,033,750
6.0% with various maturities from 2/15/2029 until 12/1/2031 (e)                                    1,481,169      1,536,640
6.5% with various maturities from 11/15/2023 until 8/20/2032                                         400,787        423,714
7.5% with various maturities from 8/15/2029 until 6/15/2032                                          263,246        283,598
8.0% with various maturities from 7/15/2022 until 3/15/2032                                          358,227        391,887
8.5%, 11/15/2029                                                                                      24,670         27,108
9.0%, 1/15/2023                                                                                       30,434         34,300
                                                                                                               ------------
Total Government National Mortgage Association (Cost $5,571,064)                                                  5,725,372

US Government Backed 25.6%
US Treasury Bond:
3.625%, 5/15/2013 (b)                                                                                500,000        487,774
5.25%, 11/15/2028 (b)                                                                                675,000        702,053
5.375%, 2/15/2031 (b)                                                                              2,070,000      2,217,487
6.0%, 2/15/2026 (b)                                                                                  300,000        342,035
6.25%, 8/15/2023 (b)                                                                                 700,000        817,414
6.875%, 8/15/2025 (b)                                                                                795,000        998,005
7.25%, 8/15/2022 (b)                                                                                 565,000        727,482
7.625%, 11/15/2022 (b)                                                                                90,000        120,210
7.875%, 2/15/2021 (b)                                                                                300,000        405,949
8.0%, 11/15/2021 (b)                                                                               1,000,000      1,374,570
8.75%, 8/15/2020                                                                                     450,000        652,306
11.25%, 2/15/2015 (b)                                                                              1,150,000      1,829,803
US Treasury Note:
1.625%, 3/31/2005 (b)                                                                              3,900,000      3,893,144
2.25%, 2/15/2007 (b)                                                                               3,000,000      2,968,008
2.375%, 8/15/2006 (b)                                                                              2,000,000      1,993,594
3.0% 11/15/2007 (b)                                                                                1,500,000      1,504,395
3.0% 2/15/2008 (b)                                                                                 2,500,000      2,501,465
3.125%, 9/15/2008 (b)                                                                              4,125,000      4,121,778
3.375%, 11/15/2008 (b)                                                                             1,000,000      1,007,070
3.5%, 8/15/2009 (b)                                                                                1,500,000      1,509,082
3.625%, 7/15/2009 (b)                                                                                500,000        506,055
4.0%, 2/15/2014 (b)                                                                                2,965,000      2,942,069
4.25% 8/15/2013 (b)                                                                                  900,000        913,465
4.25% 8/15/2014 (b)                                                                                2,000,000      2,020,938
4.75%, 5/15/2014 (b)                                                                                 975,000      1,023,446
5.0%, 2/15/2011 (b)                                                                                  320,000        344,037
6.875%, 5/15/2006 (b)                                                                              2,000,000      2,140,312
8.75%, 5/15/2020 (b)                                                                                 300,000        434,203
                                                                                                               ------------
Total US Government Backed (Cost $39,789,427)                                                                    40,498,149


US Government Sponsored Agencies 10.0%
Federal Home Loan Bank:
2.75%, 3/14/2008                                                                                     625,000        614,149
3.875%, 6/14/2013 (b)                                                                              1,000,000        957,825
4.5%, 11/15/2012                                                                                   1,000,000      1,005,696
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006 (b)                                                                             1,000,000        998,978
3.5%, 9/15/2007 (b)                                                                                1,700,000      1,717,748
4.25%, 7/15/2009 (b)                                                                               2,000,000      2,045,840
4.5%, 1/15/2013 (b)                                                                                  500,000        502,341
6.75%, 9/15/2029 (b)                                                                                   3,000          3,560
6.875%, 1/15/2005 (b)                                                                              2,000,000      2,028,430
Federal National Mortgage Association:
4.25%, 5/15/2009                                                                                     750,000        767,467
4.375%, 10/15/2006 (b)                                                                             1,600,000      1,649,398
5.25% with various maturities from 4/15/2007 until 1/15/2009                                       1,500,000      1,586,728
6.25%, 5/15/2029 (b)                                                                                 450,000        502,384
6.96%, 4/2/2007                                                                                      500,000        547,386
7.125%, 1/15/2030 (b)                                                                                 50,000         61,599
7.25%, 5/15/2030 (b)                                                                                 650,000        815,369
                                                                                                               ------------
Total US Government Sponsored Agencies (Cost $15,563,246)                                                        15,804,898


                                                                                                      Shares       Value ($)
                                                                                                      ------       ---------

Securities Lending Collateral 34.5%
Daily Assets Fund Institutional, 1.76% (c)(d)
(Cost $54,717,836)                                                                                54,717,836     54,717,836

Cash Equivalents 29.2%
Cash Management Fund Institutional, 1.50% (a)
(Cost $46,190,511)                                                                                46,190,511     46,190,511
                                                                                                               ------------

                                                                                                        % of
                                                                                                   Net Assets      Value ($)
                                                                                                   ----------      ---------

Total Investment Portfolio  (Cost $250,476,907)                                                        160.8    254,682,735
Other Assets and Liabilities, Net                                                                      -60.8    -96,337,171
                                                                                                               ------------
Net Assets                                                                                             100.0    158,345,564
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a) Cash Management Fund Institutional is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $53,463,716, which is 33.8% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments in the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.


(e) Mortgage dollar rolls included.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Bond Index Portfolio


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder U.S. Bond Index Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004